Key Sources of Estimation of Uncertainty in the Application of Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Key Sources of Estimation of Uncertainty in the Application of Accounting Principles

5. KEY SOURCES OF ESTIMATION UNCERTAINTY IN THE APPLICATION OF ACCOUNTING POLICIES
Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities are:

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Revenue recognition: Revenue from the sale of concentrate to independent smelters is recorded at the time the risks and rewards of ownership pass to the buyer using forward market prices on the expected date that final sales prices will be fixed. Variations between the prices set under the smelting contracts may be caused by changes in market prices and result in an embedded derivative in the accounts receivable. The embedded derivative is recorded at fair value each period until final settlement occurs, with changes in the fair value classified in revenue. In a period of high price volatility, as experienced under current economic conditions, the effect of mark-to-market price adjustments related to the quantity of metal which remains to be settled with independent smelters could be significant. For changes in metal quantities upon receipt of new information and assay, the provisional sales quantities are adjusted.

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Estimated recoverable ounces: The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in a change to future depletion rates.

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Mineral reserve estimates: The figures for mineral reserves and mineral resources are disclosed in accordance with National Instrument 43 -101, “Standards of Disclosure for Mineral Projects”, issued by the Canadian Securities Administrators and in accordance with “Estimation of Mineral Resources and Mineral Reserves Best Practice Guidelines – adopted November 23, 2003”, prepared by the Canadian Institute of Mining, Metallurgy and Petroleum ("CIM") Standing Committee on Reserve Definitions. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company’s control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgments used in engineering and geological interpretation. Differences between management’s assumptions including economic assumptions such as metal prices and market conditions could have a material effect in the future on the Company’s financial position and results of operation.

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Valuation of Inventory: In determining mine production costs recognized in the consolidated income statement, the Company makes estimates of quantities of ore stacked in stockpiles, placed on the heap leach pad and in process and the recoverable silver in this material to determine the average costs of finished goods sold during the period. Changes in these estimates can result in a change in mine operating costs of future periods and carrying amounts of inventories. Refer to Note 9 for details.

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Depreciation and amortization rates for mineral properties, plant and equipment and mineral interests: Depreciation and amortization expenses are allocated based on assumed asset lives and depreciation and amortization rates. Should the asset life or depreciation rate differ from the initial estimate, an adjustment would be made in the consolidated income statement prospectively. A change in the mineral reserve estimate for assets depreciated using the units of production method would impact depreciation expense prospectively.

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Impairment, or impairment reversal, of mining interests: While assessing whether any indications of impairment, or impairment reversal, exist for mining interests, consideration is given to both external and internal sources of information. Information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control that affect the recoverable amount of mining interests. Internal sources of information include the manner in which mineral property, plant and equipment are being used or are expected to be used and indications of the economic performance of the assets. Estimates include but are not limited to estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. Changes in metal price forecasts, increases or decreases in estimated future costs of production, increases or decreases in estimated future capital costs, reductions or increases in the amount of recoverable mineral reserves and mineral resources and/or adverse or favorable current economics can result in a write-down or write-up of the carrying amounts of the Company’s mining interests. Impairments and impairment reversals of mining interests are discussed in Note 11.

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Estimation of decommissioning and reclamation costs and the timing of expenditures: The cost estimates are updated annually during the life of a mine to reflect known developments, (e.g. revisions to cost estimates and to the estimated lives of operations), and are subject to review at regular intervals. Decommissioning, restoration and similar liabilities are estimated based on the Company’s interpretation of current regulatory requirements, constructive obligations and are measured at the best estimate of expenditures required to settle the present obligation of decommissioning, restoration or similar liabilities that may occur upon decommissioning of the mine at the end of its productive life. The carrying amount is determined based on the net present value of estimated future cash expenditures for the settlement of decommissioning, restoration or similar liabilities that may occur upon decommissioning of the mine. Such estimates are subject to change based on changes in laws and regulations and negotiations with regulatory authorities. Refer to Note 16 for details on decommissioning and restoration costs.

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Income taxes and recoverability of deferred tax assets: In assessing the probability of realizing income tax assets recognized, the Company makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, the Company gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company’s control, are feasible and within management’s ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.

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Accounting for acquisitions: The provisional fair value of assets acquired and liabilities assumed and the resulting goodwill, if any, requires that management make certain judgments and estimates taking into account information available at the time of acquisition about future events, including, but not restricted to, estimates of mineral reserves and resources acquired, exploration potential, future operating costs and capital expenditures, future metal prices, long-term foreign exchange rates and discount rates. Changes to the provisional values of assets acquired and liabilities assumed, deferred income taxes and resulting goodwill, if any, are retrospectively adjusted when the final measurements are determined if related to conditions existing at the date of acquisition (within one year of the acquisition date).

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Provisions and contingencies: Due to the size, complexity and nature of the Company’s operations, various legal and tax matters are outstanding from time to time. In the event the Company’s estimates of the future resolution of these matters change, the Company will recognize the effects of the changes in its consolidated financial statements on the date such changes occur. Refer to Note 29 for further discussion on contingencies.